Geographic Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
	Six months ended June 30,
	2019	2020
	Unaudited
Revenues:

North America *)	$77,365	$91,177
Europe	66,074	81,262
Rest of the world	12,877	11,158

	$156,316	$183,597
*)	Revenue derived from North America consist primarily of revenues from the United States, except for approximately $280 (unaudited) and $351 (unaudited) of revenues derived from Canada during the six months ended June 30, 2020 and 2019, respectively.